OPERATING DATA - Schedule of Other Assets (Details) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure of joint ventures [line items]
Derivative financial instruments	$ 609	$ 995
Financial amounts receivable	1,679	345
Long-term VAT receivables	322	198
Cash guarantees and deposits	185	190
Receivables from public authorities	172	173
Accrued interest	86	96
Receivables from sale of financial and intangible assets	61	93
Income tax receivable	18	14
Other	228	130
Total	3,360	$ 2,234
Uttam Galva | Essar Steel India Limited
Disclosure of joint ventures [line items]
Financial assets at fair value through profit or loss	844
KSS Petron | Essar Steel India Limited
Disclosure of joint ventures [line items]
Financial assets at fair value through profit or loss	$ 193